SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                      OF EVERGREEN DOMESTIC EQUITY FUNDS II


         Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Equity Index Fund, Evergreen Growth and Income Fund, Evergreen Large Cap Value Fund, Evergreen Mid Cap Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Strategic Value Fund (the "Funds")

         Effective April 1, 2004, the section of the prospectuses entitled "Expenses" for each Fund is revised to reflect a change in the management fee structure as follows:

         Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended 7/31/2003. The expenses as of 7/31/2003 for Evergreen Equity Index Fund, Evergreen Special Values Fund and Evergreen Strategic Value Fund are not restated, as their total fund operating expenses have not changed as a result of the change in the management fee structure.

   Evergreen Blue Chip Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A            Class B          Class C            Class I
   Management Fees                                0.51%              0.51%            0.51%              0.51%
   12b-1 Fees                                     0.30%              1.00%            1.00%              0.00%
   Other Expenses                                 0.77%              0.77%            0.77%              0.77%
                                                  -----              -----            -----              -----
   Total Fund Operating Expenses                  1.58%              2.28%            2.28%              1.28%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $726           $731            $331           $130             $231               $231
   3 years            $1,045         $1,012           $712           $406             $712               $712
   5 years            $1,386         $1,420          $1,220          $702            $1,220             $1,220
   10 years           $2,345         $2,440          $2,615         $1,545           $2,440             $2,615

   Evergreen Equity Income Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                              Class A           Class B           Class C          Class I       Class R
   Management Fees                             0.63%             0.63%             0.63%            0.63%         0.63%
   12b-1 Fees                                  0.30%             1.00%             1.00%            0.00%         0.50%
   Other Expenses                              0.39%             0.39%             0.39%            0.39%         0.39%
                                              -----              -----             -----            -----         -----
    Total Fund Operating Expenses**            1.32%             2.02%             2.02%            1.02%         1.52%
   *These fees have been restated to reflect current fees.
   ** The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in
June 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, 1.40% for Class A, 2.10% for Class B, 2.10% for Class
C, and 1.10% for Class I. These waivers and/or reimbursements are subject to later recoupment by the investment advisory in certain circumstances up to a period of three years following the fiscal year in which such expenses were incurred.

   Example of Fund Expenses

                                   Assuming Redemption At End of Period                        Assuming No Redemption
   After:           Class A       Class B         Class C        Class I      Class R         Class B          Class C
   1 year             $702         $705            $305           $104          $155           $205             $205
   3 years            $969         $934            $634           $325          $480           $634             $634
   5 years           $1,257       $1,288          $1,088          $563          $829          $1,088           $1,088
   10 years          $2,074       $2,168          $2,348         $1,248        $1,813         $2,168           $2,348

   Evergreen Growth and Income Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A            Class B          Class C            Class I
   Management Fees                                0.68%              0.68%            0.68%              0.68%
   12b-1 Fees                                     0.30%              1.00%            1.00%              0.00%
   Other Expenses                                 0.71%              0.71%            0.71%              0.71%
                                                  -----              -----            -----              -----
   Total Fund Operating Expenses                  1.69%              2.39%            2.39%              1.39%
   *These fees have been restated to reflect current fees.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $737           $742            $342           $142             $242               $242
   3 years            $1,077         $1,045           $745           $440             $745               $745
   5 years            $1,440         $1,475          $1,275          $761            $1,275             $1,275
   10 years           $2,458         $2,553          $2,276         $1,669           $2,553             $2,726

   Evergreen Large Cap Value Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                 Class A           Class B          Class C             Class I
   Management Fees                                0.70%             0.70%            0.70%               0.70%
   12b-1 Fees                                     0.30%             1.00%            1.00%               0.00%
   Other Expenses                                 1.00%             1.00%            1.00%               1.00%
                                                  -----             -----            -----               -----
    Total Fund Operating Expenses**               2.00%             2.70%            2.70%               1.70%
   *These fees have been restated to reflect current fees.
   **The Fund's investment advisory may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating
Expenses listed above do not reflect any voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.42% for Class A, 2.13% for
Class B, 2.13% for Class C, and 1.13% for Class I.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $766           $773            $373           $173             $273               $273
   3 years            $1,166         $1,138           $838           $536             $838               $838
   5 years            $1,591         $1,630          $1,430          $923            $1,430             $1,430
   10 years           $2,768         $2,863          $3,032         $2,009           $2,863             $3,032

   Evergreen Mid Cap Value Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                Class A             Class B           Class C           Class I
   Management Fees                               0.80%               0.80%             0.80%             0.80%
   12b-1 Fees                                    0.30%               1.00%             1.00%             0.00%
   Other Expenses                                1.76%               1.76%             1.76%             1.76%
                                                 -----               -----             -----             -----
   Total Fund Operating Expenses                 2.86%              3.56%             3.56%             2.56%
   (Before Waiver)
   Waiver of Fund Expenses                      -1.26%              -1.26%            -1.26%            -1.26%
                                                 -----               -----            -----              -----
   Total Fund Operating Expenses (After          1.60%               2.30%             2.30%             1.30%
   Waiver)**
   *These fees have been restated to reflect current fees.
   **The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of two years beginning in
April 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After
Waiver) listed above. These waivers and/or reimbursements are subject to later recoupment by the investment advisory in certain circumstances up to a period of three years following the fiscal year in which such expenses were incurred.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $728           $733            $333           $132             $233               $233
   3 years            $1,178         $1,151           $851           $548             $851               $851
   5 years            $1,780         $1,823          $1,623         $1,126           $1,623             $1,623
   10 years           $3,399         $3,496          $3,655         $2,699           $3,496             $3,655

   Evergreen Small Cap Value Fund

   Annual Fund Operating Expense (expenses that are deducted from Fund assets)*

                                                Class A           Class B            Class C            Class I
   Management Fees                               0.90%             0.90%              0.90%              0.90%
   12b-1 Fees                                   0.35%**            1.00%              1.00%              0.00%
   Other Expenses                                0.28%             0.28%              0.28%              0.28%
                                                -----              -----              -----              -----
   Total Fund Operating Expenses***              1.53%             2.18%              2.18%              1.18%
   *These fees have been restated to reflect current fees.
   **This rate is based on a 12b-1 fee of 0.35% incurred on assets prior to the close of business on 4/25/2003 and a 12b-1 fee of 0.30% assessed on assets after
4/25/2003.
   *** The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of two years beginning in
April 2003 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, 1.75% for Class A, 2.40% for Class B, 2.40% for Class
C, and 1.40% for Class I. These waivers and/or reimbursements are subject to later recoupment by the investment advisory in certain circumstances up to a period of three years following the fiscal year in which such expenses were incurred.

   Example of Fund Expenses

                              Assuming Redemption At End of Period                     Assuming No Redemption
   After:            Class A        Class B         Class C         Class I          Class B            Class C
   1 year              $722           $721            $321           $120             $221               $221
   3 years            $1,031          $982            $682           $375             $682               $682
   5 years            $1,361         $1,370          $1,170          $649            $1,170             $1,170
   10 years           $2,294         $2,349          $2,513         $1,432           $2,349             $2,513

         Effective April 1, 2004, the sub-section in part one of the Funds' Statement of Additional Information entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $500 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $1.5 billion               0.26%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Equity Income Fund, Growth and Income Fund and Large Cap Value Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                  Average Daily Net Assets                 Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $250 million               0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million               0.65%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.50%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Equity Index Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          First $1 billion                0.32%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.25%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Mid Cap Value Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $250 million               0.80%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.65%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.60%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Small Cap Value Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $250 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $250 million               0.85%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Next $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.70%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Special Values Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                         First $1.5 billion               0.80%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          Over $1.5 billion               0.75%
                  ---------------------------------- -----------------

         EIMC is entitled to receive from Strategic Value Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------
                      Average Daily Net Assets             Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                          First $1 billion                0.62%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------
                           Over $1 billion                0.55%
                  ---------------------------------- -----------------









April 1, 2004                                              569325 (4/04)